Trade Receivables, Net - Summary of Movements of Loss Allowance of Trade Receivables (Detail) - Trade receivables [member] $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of financial assets [Line Items]
Beginning balance	$ 332,756	$ 10,148	$ 164,408	$ 103,353
Remeasurement of loss allowance	154,301	4,706	108,672	59,490
Acquisition through business combinations	0	0	67,034	0
Amounts written off	(92,319)	(2,816)	(8,376)	0
Effects of foreign currency exchange differences	12,395	378	1,018	1,565
Ending balance	$ 407,133	$ 12,416	$ 332,756	$ 164,408